U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Filing Under Rule 24F-2
                of the Investment Company Act of 1940

               Read instructions at end of Form before preparing Form.
                             Please print or type.

 1.  Name and address of issuer:

      AIM Investment Funds ( Invesco Investment Funds)
      11 Greenway Plaza, Suite 1000
      Houston, Texas 77046-1173


 2. The name and EDGAR identifier of each series or class of securities for which this Form is filed
      (If the Form is being filed for all series and classes
      of securities of the issuer,
       check the box but do not list series or classes):   []

      Invesco Endeavor Fund(all classes)
      Invesco Select Companies Fund(all classes)
      Invesco Balanced-Risk Allocation Fund(all classes)
      Invesco Greater China Fund(all classes)
      Invesco World Bond Fund(all classes)
      Invesco Balanced-Risk Commodity Strategy Fund(all classes)
      Invesco Emerging Markets Equity Fund(all classes)
      Invesco Multi-Asset Income Fund(all classes)
      Invesco Global Targeted Returns Fund(all classes)
      IVZ ALL CAP MKT NEUTRAL (all classes)
      Invesco Macro Allocation Strategy Fund(all classes)
      Invesco Global Infrastructure Fund(all classes)
      Invesco U.S. Managed Volatility Equity Fund
      Invesco Pacific Growth Fund(all classes)
      Invesco Global Health Care Fund(all classes)
      Invesco Emerging Markets All Cap Fund(all classes)
      Invesco  Developing Markets Fund(all classes)
      Invesco  Emerging Markets Innovators Fund(all classes)
      Invesco  Discovery Mid Cap Growth Fund(all classes)
      Invesco Core Bond Fund(all classes)
      Invesco  Fundamental Alternatives Fund(all classes)
      Invesco  Emerging Markets Local Debt Fund(all classes)
      Invesco  Global Strategic Income Fund(all classes)
      Invesco  International Bond Fund(all classes)
      Invesco  Global Allocation Fund(all classes)

 3.  Investment Company Act File Number:  811-05426

     Securities Act File Number:  033-19338

 4(a).  Last day of fiscal year for which this Form is filed: 10/31/2021

 4(b).  [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [] Check box if this is the last time the issuer will be filing this Form.
        Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

 5.  Calculation of registration fee
     (if calculating on a class-by-class or series-by-series basis, provide the EDGAR identifier for each such class or series):

   (i)   Aggregate sale price of securities sold during
         the fiscal year pursuant to section 24(f):         $ 20,035,919,253

   (ii)  Aggregate price of securities redeemed or
         repurchased during the fiscal year:       $ 18,109,135,306

   (iii) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending
         no earlier than October 11, 1995 that were not
         previously used to reduce registration fees
         payable to the Commission:                 $ 39,669,967,975

   (iv)  Total available redemption credits
         [add Items 5(ii) and 5(iii)]:                    - $ 57,779,103,281

   (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:                $ 0

   (vi)  Redemption credits available for use in future years
         - if Item 5(i) is less than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:               $ -37,743,184,028

   (vii) Multiplier for determining registration fee
         (See Instruction C.9):                                  X 0.0000927

   (viii) Registration fee due [multiply
          Item 5(v) by Item 5(vii)]
          (enter "0" if no fee is due):                    = $ 0

 6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:0

 7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): + $ 0

 8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $ 0

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           Method of Delivery:

                       []   Wire Transfer

                       []   Mail or other means

10. Explanatory Notes (if any): The issuer may provide any information it believes would be helpful in understanding the information reported in response to any item of this Form. To the extent responses relate to a particular item, provide the item number(s), as applicable.

                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*

               /s/   Mary Juenke
                   -------------------------------------------------------------
                     Assistant Treasurer
                   -------------------------------------------------------------


     Date: 1/31/2022
           -----------------

          * Please print the name and title of the signing officer below the signature.